Employee expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee expenses [Abstract]
Salary and related expenses	$ 10,025	$ 7,219	$ 4,337
Social security costs	840	690	382
Share based compensation expense	1,171	2,291	1,671
Total employee expenses	12,036	10,200	6,390
Expense relating to defined contribution pension plans	$ 300	$ 100	$ 40